Subsequent Events (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2017 USD ($) $ / shares	Jan. 23, 2017 shares	Jan. 19, 2017 $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Distribution Made To Limited Partner Cash Distributions Paid | $				$ 66,856	$ 62,207	$ 43,010
Subsequent Event | Distribution 4 - FY 2016
Distributions paid, Per unit | $ / shares	$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid | $	$ 15,000
Distribution Made To Limited And General Partner Distribution Date	Jan. 19, 2017
Distribution Made To Limited And General Partner Date Record	Jan. 11, 2017
Subsequent Event | Distribution 4 - FY 2016 | Series A Preferred
Distributions paid, Per unit | $ / shares			$ 0.5625
Distribution Made To Limited And General Partner Distribution Date			Feb. 13, 2017
Distribution Made To Limited And General Partner Date Record			Feb. 05, 2017
Subsequent Event | Sponsor
Conversion of subordinated units to common | shares		14,985,000
Subordinated units converted to Common, Conversion Basis		a one-for-one basis
Subordinated units converted to Common, Conversion Ratio		1
Number of common units held | shares		15,595,000
Percentage of ownership in entity, excluding its General Partner interest		43.90%